Additional Financial Information of Parent Company - Schedule I Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation			¥ 644,654	¥ 3,593,400
Income from equity in subsidiaries and VIEs	¥ 31,546,640	$ 4,573,833	3,888,959	1,612,759
Changes in operating assets and liabilities:
Other current liabilities	24,337,515	3,528,608	272,101,301	(7,323,826)
Net cash provided by (used in) operating activities	(63,196,994)	(9,162,704)	(26,107,120)	535,459
Cash flows from investing activities:
Proceeds from disposal of Non-Linear	(92,678,833)	(13,437,168)
Net cash used in investing activities	(87,388,842)	(12,670,191)	(9,859,492)	(32,428,482)
Cash flows from financing activities:
Repurchase of shares	(3,174,100)	(460,201)	(4,462,990)	(7,085,100)
Net cash used in financing activities	(3,174,100)	(460,201)	(4,462,990)	(7,085,100)
Effect of exchange rate changes	21,920,756	3,178,212	(4,707,092)	(16,091,630)
Net decrease in cash and cash equivalents	(131,839,180)	(19,114,884)	(45,136,694)	(55,069,753)
Cash and cash equivalents — beginning of year	601,769,949		630,416,786
Cash and cash equivalents — end of year	480,260,071	69,631,165	601,769,949	630,416,786
Parent Company
Cash flows from operating activities:
Net income (loss)	19,911,406	2,886,881	(267,861,722)	(31,367,648)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation			644,654	3,593,400
Income from equity in subsidiaries and VIEs	(24,377,678)	(3,534,431)	260,487,285	18,524,481
Changes in operating assets and liabilities:
Other current assets	444,811	64,492	353,726	(178,496)
Other current liabilities	(294,130)	(42,645)	9,212,858	(2,200,024)
Net cash provided by (used in) operating activities	(4,315,591)	(625,703)	2,836,801	(11,628,287)
Cash flows from investing activities:
Collection of loan to subsidiaries			79,696
Proceeds from disposal of Non-Linear	3,485,129	505,296
Net cash used in investing activities	3,485,129	505,296	79,696
Cash flows from financing activities:
Repurchase of shares	(3,174,100)	(460,201)	(4,462,990)	(7,085,100)
Net cash used in financing activities	(3,174,100)	(460,201)	(4,462,990)	(7,085,100)
Effect of exchange rate changes	170,292	24,692	(371,727)	(1,747,974)
Net decrease in cash and cash equivalents	(3,834,270)	(555,917)	(1,918,220)	(20,461,361)
Cash and cash equivalents — beginning of year	17,664,031	2,561,044	19,582,251	40,043,612
Cash and cash equivalents — end of year	¥ 13,829,761	$ 2,005,127	¥ 17,664,031	¥ 19,582,251